                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September , 2011

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Paul Friedman
Title: Chief Compliance Officer
Phone: 212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                       New York, NY    November 14, 2011
-------------------------------------   -------------   -----------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        133
Form 13F Information Table Value Total: 396,538.99
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

                                 TITLE OF                VALUE      SHRS OR                     INVESTMENT   OTHER    VOTING
NAME OF ISSUER                    CLASS      CUSIP     (X$1,000)    PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGER  AUTHORITY
AES CORP COM                     COM       00130H105       99.72       9,930  SH                SOLE                     9,930
AMC NETWORKS INC CL A ADDED      CL A      00164V103    4,393.13     137,500  SH                SOLE                   137,500
ABERCROMBIE & FITCH CO CL A      CL A      002896207    8,589.59     139,532  SH                SOLE                   139,532
ACCURIDE CORP NEW COM NEW        COM       00439T206    1,784.07     348,451  SH                SOLE                   348,451
AETNA INC NEW COM                COM       00817Y108       95.27       2,621  SH                SOLE                     2,621
AMERICAN ELEC PWR INC COM        COM       025537101       99.80       2,625  SH                SOLE                     2,625
AMGEN INC COM                    COM       031162100       97.65       1,777  SH                SOLE                     1,777
AMKOR TECHNOLOGY INC COM         COM       031652100    2,746.80     630,000  SH                SOLE                   630,000
APOLLO GROUP INC CL A            CL A      037604105    7,562.42     190,922  SH                SOLE                   190,922
ARCHER DANIELS MIDLAND CO COM    COM       039483102       97.55       3,932  SH                SOLE                     3,932
ARMSTRONG WORLD INDS INC
   NEW COM                       COM       04247X102    2,742.46      79,630  SH                SOLE                    79,630
AVIAT NETWORKS INC COM           COM       05366Y102   16,462.61   3,309,763  SH                SOLE                 3,309,763
AVON PRODS INC COM               COM       054303102       98.88       5,045  SH                SOLE                     5,045
BANK OF AMERICA
   CORPORATION COM               COM       060505104   10,358.60   1,692,582  SH                SOLE                 1,692,582
BAXTER INTL INC COM              COM       071813109      100.21       1,785  SH                SOLE                     1,785
BOSTON SCIENTIFIC CORP COM       COM       101137107       97.53      16,502  SH                SOLE                    16,502
BRF-BRASIL FOODS S A
   SPONSORED ADR                 ADR       10552T107   11,616.80     662,681  SH                SOLE                   662,681
BRISTOL MYERS SQUIBB CO COM      COM       110122108      100.86       3,214  SH                SOLE                     3,214
CIGNA CORP COM                   COM       125509109       97.72       2,330  SH                SOLE                     2,330
CMS ENERGY CORP COM              COM       125896100      100.10       5,058  SH                SOLE                     5,058
CARDINAL HEALTH INC COM          COM       14149Y108       96.03       2,293  SH                SOLE                     2,293
CENTERPOINT ENERGY INC COM       COM       15189T107       99.42       5,160  SH                SOLE                     5,160
CITIGROUP INC COM NEW            COM       172967424    8,076.60     315,246  SH                SOLE                   315,246
COCA COLA CO COM                 COM       191216100       98.57       1,459  SH                SOLE                     1,459
CONSOLIDATED EDISON INC COM      COM       209115104      100.81       1,768  SH                SOLE                     1,768
CONSTELLATION ENERGY
   GROUP I COM                   COM       210371100       98.92       2,599  SH                SOLE                     2,599
DTE ENERGY CO COM                COM       233331107       99.81       2,036  SH                SOLE                     2,036
DELTA AIR LINES INC DEL COM NEW  COM       247361702    3,124.72     416,629  SH                SOLE                   416,629
DIREXION SHS ETF TR DLY
   FIN BEAR NEW                  ETF       25459W144        2.58          60  SH                SOLE                        60
DOMINION RES INC VA NEW COM      COM       25746U109      100.07       1,971  SH                SOLE                     1,971
DOMTAR CORP COM NEW              COM       257559203   15,375.20     225,542  SH                SOLE                   225,542
DUKE ENERGY CORP NEW COM         COM       26441C105       99.95       5,000  SH                SOLE                     5,000
ELECTRONIC ARTS INC COM          COM       285512109    5,065.67     247,710  SH                SOLE                   247,710
ENTERGY CORP NEW COM             COM       29364G103       99.50       1,501  SH                SOLE                     1,501
EXELON CORP COM                  COM       30161N101       99.07       2,325  SH                SOLE                     2,325
FLAGSTAR BANCORP INC COM NEW     COM       337930507    6,102.14   5,905,407  SH                SOLE                 5,905,407
FIRSTENERGY CORP COM             COM       337932107      199.09       4,433  SH                SOLE                     4,433
FRONTIER COMMUNICATIONS
   CORP COM                      COM       35906A108       98.23      16,077  SH                SOLE                    16,077
GENERAL DYNAMICS CORP COM        COM       369550108       97.68       1,717  SH                SOLE                     1,717
GENERAL MLS INC COM              COM       370334104       98.91       2,571  SH                SOLE                     2,571
GENON ENERGY INC COM             COM       37244E107       86.06      30,957  SH                SOLE                    30,957
GOODRICH CORP COM                COM       382388106       99.56         825  SH                SOLE                       825
GOOGLE INC CL A                  CL A      38259P508   10,704.25      20,810  SH                SOLE                    20,810
GRACE W R & CO DEL NEW COM       COM       38388F108   11,050.74     331,854  SH                SOLE                   331,854
HEINZ H J CO COM                 COM       423074103       98.39       1,949  SH                SOLE                     1,949
HESS CORP COM                    COM       42809H107   15,246.08     290,623  SH                SOLE                   290,623
HONEYWELL INTL INC COM           COM       438516106       97.79       2,227  SH                SOLE                     2,227
IRON MTN INC COM                 COM       462846106   11,822.34     373,888  SH                SOLE                   373,888
ISHARES TR HIGH YLD CORP         ETF       464288513      910.03      11,000  SH                SOLE                    11,000
JPMORGAN CHASE & CO COM          COM       46625H100    1,506.00      50,000  SH                SOLE                    50,000
JOHNSON & JOHNSON COM            COM       478160104       99.83       1,567  SH                SOLE                     1,567
L-3 COMMUNICATIONS
   HLDGS INC COM                 COM       502424104       99.40       1,604  SH                SOLE                     1,604
LILLY ELI & CO COM               COM       532457108       98.30       2,659  SH                SOLE                     2,659
LOCKHEED MARTIN CORP COM         COM       539830109       97.99       1,349  SH                SOLE                     1,349
MARKET VECTORS ETF TR
   GOLD MINER ETF                ETF       57060U100    6,567.61     119,000  SH                SOLE                   119,000
MCCLATCHY CO CL A                CL A      579489105   21,979.27   5,396,110  SH                SOLE                 5,396,110
MCKESSON CORP COM                COM       58155Q103       96.55       1,328  SH                SOLE                     1,328
MEDCO HEALTH
   SOLUTIONS INC COM             COM       58405U102       96.69       2,062  SH                SOLE                     2,062
MEDTRONIC INC COM                COM       585055106       97.29       2,927  SH                SOLE                     2,927
NRG ENERGY INC COM NEW           COM       629377508    5,167.73     243,646  SH                SOLE                   243,646
NAVISTAR INTL CORP NEW COM       COM       63934E108   17,908.35     557,545  SH                SOLE                   557,545
NORTHROP GRUMMAN CORP COM        COM       666807102       98.58       1,890  SH                SOLE                     1,890
OWENS ILL INC COM NEW            COM       690768403      237.38      15,700  SH                SOLE                    15,700
PPL CORP COM                     COM       69351T106       98.69       3,458  SH                SOLE                     3,458
PARKER DRILLING CO COM           COM       701081101    3,820.14     870,192  SH                SOLE                   870,192
PEPCO HOLDINGS INC COM           COM       713291102       99.66       5,297  SH                SOLE                     5,297
PFIZER INC COM                   COM       717081103       99.43       5,624  SH                SOLE                     5,624
PROCTER & GAMBLE CO COM          COM       742718109       99.76       1,579  SH                SOLE                     1,579
PROGRESS ENERGY INC COM          COM       743263105       99.88       1,929  SH                SOLE                     1,929
PUBLIC SVC ENTERPRISE
   GROUP COM                     COM       744573106       98.64       2,956  SH                SOLE                     2,956
QUALCOMM INC COM                 COM       747525103    9,605.69     197,526  SH                SOLE                   197,526
RADIO ONE INC CL D NON VTG       CL D      75040P405    4,221.43   3,432,059  SH                SOLE                        --
RAYTHEON CO COM NEW              COM       755111507      100.30       2,454  SH                SOLE                     2,454
REGAL ENTMT GROUP CL A           CL A      758766109   14,640.64   1,247,073  SH                SOLE                 1,247,073

                                 TITLE OF                VALUE      SHRS OR                     INVESTMENT   OTHER    VOTING
NAME OF ISSUER                    CLASS      CUSIP     (X$1,000)    PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGER  AUTHORITY
REYNOLDS AMERICAN INC COM        COM       761713106      101.08       2,697  SH                SOLE                     2,697
RITE AID CORP COM                COM       767754104      100.51      99,010  SH                SOLE                    99,010
ROBERT HALF INTL INC COM         COM       770323103    5,265.15     248,122  SH                SOLE                   248,122
ROCK-TENN CO CL A                CL A      772739207   20,859.62     428,505  SH                SOLE                   428,505
ROCKWELL COLLINS INC COM         COM       774341101    3,506.90      66,469  SH                SOLE                    66,469
SARA LEE CORP COM                COM       803111103       99.78       5,817  SH                SOLE                     5,817
SCRIPPS E W CO OHIO CL A NEW     CL A      811054402   16,134.64   1,759,673  SH                SOLE                 1,759,673
SEMPRA ENERGY COM                COM       816851109      100.79       1,957  SH                SOLE                     1,957
SPECTRA ENERGY CORP COM          COM       847560109       98.17       4,002  SH                SOLE                     4,002
SUPERMEDIA INC COM               COM       868447103    2,636.25     582,646  SH                SOLE                   582,646
SWIFT TRANSN CO CL A             CL A      87074U101    7,086.32   1,100,360  SH                SOLE                 1,100,360
SYMANTEC CORP COM                COM       871503108    4,570.78     280,416  SH                SOLE                   280,416
TECO ENERGY INC COM              COM       872375100       99.59       5,814  SH                SOLE                     5,814
TALBOTS INC COM                  COM       874161102    3,838.75   1,008,964  SH                SOLE                 1,008,964
TENET HEALTHCARE CORP COM        COM       88033G100       98.57      23,866  SH                SOLE                    23,866
TPC GROUP INC COM                COM       89236Y104   10,352.66     293,265  SH                SOLE                   293,265
UBS AG JERSEY BRH
   LNG SHT VIX                   ETN       902641596    5,999.96     246,379  SH                SOLE                   246,379
UNITED STATES STL
   CORP NEW COM                  COM       912909108    4,984.39     226,460  SH                SOLE                   226,460
UNITEDHEALTH GROUP INC COM       COM       91324P102       95.33       2,067  SH                SOLE                     2,067
UNIVERSAL HLTH SVCS INC CL B     CL B      913903100       97.75       2,875  SH                SOLE                     2,875
VCA ANTECH INC COM               COM       918194101    3,595.60     225,006  SH                SOLE                   225,006
VALEANT PHARMACEUTICALS
   INTL COM                      COM       91911K102   18,305.84     493,153  SH                SOLE                   493,153
VERIZON COMMUNICATIONS
   INC COM                       COM       92343V104       99.10       2,693  SH                SOLE                     2,693
VISTEON CORP COM NEW             COM       92839U206   12,492.62     290,526  SH                SOLE                   290,526
WELLPOINT INC COM                COM       94973V107       99.36       1,522  SH                SOLE                     1,522
WESTERN UN CO COM                COM       959802109    6,626.12     433,363  SH                SOLE                   433,363
WINDSTREAM CORP COM              COM       97381W104       97.49       8,361  SH                SOLE                     8,361
XCEL ENERGY INC COM              COM       98389B100       99.33       4,023  SH                SOLE                     4,023
YAHOO INC COM                    COM       984332106    5,595.30     425,175  SH                SOLE                   425,175
ALKERMES INC COM                 COM       01642T108       95.85       6,281  SH                SOLE                     6,281
LYONDELLBASELL
   INDUSTRIES N SHS - A -        CL A      N53745100   10,132.10     414,740  SH                SOLE                   414,740
AMR CORP P @ 2.5 JAN 12          OPTION    001765956       17.79       4,698  SH      PUT       SOLE                        --
AMR CORP P @ 3.0 JAN 13          OPTION    001765956       77.91       5,072  SH      PUT       SOLE                        --
ATLAS PIPELINE PARTNERS
   LP C @ 30.0 JAN 12            OPTION    049392903      206.58       1,500  SH      CALL      SOLE                        --
BANK OF AMERICA CORP
   P @ 9.0 OCT 11                OPTION    060505954      119.31      11,794  SH      PUT       SOLE                        --
BANK OF AMERICA CORP
   P @ 10.0 OCT 11               OPTION    060505954      119.20       6,349  SH      PUT       SOLE                        --
CITIGROUP INC P @ 35.0 OCT 11    OPTION    172967954      116.43       2,483  SH      PUT       SOLE                        --
CITIGROUP INC P @ 39.0 OCT 11    OPTION    172967954      111.26       1,223  SH      PUT       SOLE                        --
DELTA AIR LINES INC
   C @ 9.0 JAN 12                OPTION    247361902      878.90      15,800  SH      CALL      SOLE                        --
DELTA AIR LINES INC
   C @ 9.0 MAR 12                OPTION    247361902      516.82      14,459  SH      CALL      SOLE                        --
FORD MOTOR CO P @ 5.0 JAN 13     OPTION    345370950       41.37       9,100  SH      PUT       SOLE                        --
JPMORGAN CHASE & CO
   P @ 36.0 OCT 11               OPTION    46625H950      126.09       2,847  SH      PUT       SOLE                        --
JPMORGAN CHASE & CO
   P @ 40.0 OCT 11               OPTION    46625H950      116.80       1,321  SH      PUT       SOLE                        --
LULULEMON ATHLETICA INC
   P @ 35.0 JAN 12               OPTION    550021959      720.33       2,492  SH      PUT       SOLE                        --
MGM MIRAGE P @ 5.0 JAN 13        OPTION    552953951       38.95       2,901  SH      PUT       SOLE                        --
MOLYCORP INC P @ 35.0 JAN 12     OPTION    608753959      720.76       2,373  SH      PUT       SOLE                        --
NRG ENERGY INC C @ 26.0 MAR 12   OPTION    629377908      568.05       5,000  SH      CALL      SOLE                        --
NRG ENERGY INC C @ 27.0 MAR 12   OPTION    629377908      596.80       5,000  SH      CALL      SOLE                        --
NAVISTAR INTERNATIONAL
   C @ 65.0 JAN 12               OPTION    63934E908       69.35       1,620  SH      CALL      SOLE                        --
NAVISTAR INTERNATIONAL
   C @ 70.0 JAN 12               OPTION    63934E908      344.54       6,003  SH      CALL      SOLE                        --
NAVISTAR INTERNATIONAL
   C @ 75.0 JAN 12               OPTION    63934E908      225.93       3,768  SH      CALL      SOLE                        --
OWENS-ILLINOIS INC
   C @ 30.0 JAN 12               OPTION    56400P901          --         182  SH      CALL      SOLE                        --
OWENS-ILLINOIS INC
   P @ 30.0 JAN 12               OPTION    56400P951          --         182  SH      PUT       SOLE                        --
ROCK-TENN COMPANY -CL A
   C @ 70.0 JAN 12               OPTION    772739907      119.89       1,500  SH      CALL      SOLE                        --
TEMPLE-INLAND INC
   P @ 32.0 JAN 12               OPTION    879868957      250.65       2,000  SH      PUT       SOLE                        --
UNITED STATES STEEL CORP
   P @ 35.0 OCT 11               OPTION    912909958    2,312.70       1,779  SH      PUT       SOLE                        --
UNITED STATES STEEL CORP
   P @ 40.0 JAN 12               OPTION    912909958       64.60       3,006  SH      PUT       SOLE                        --
VALE SA-SP ADR
   P @ 15.0 MAR 12               OPTION    91912E955      536.41       7,575  SH      PUT       SOLE                        --
LYONDELLBASELL INDU -
   CL A C @ 45.0 JAN 12          OPTION    N53745900      330.72       4,064  SH      CALL      SOLE                        --

ITEM COUNT:  133                                      396,538.99